EQUITY INVESTMENTS - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Equity Investments
Difference between the carrying value of the investment and the underlying equity in the net assets	$ 278	$ 769
Coastal GasLink | LNG Canada
Equity Investments
Proceeds from incentive fees	$ 200